Segment information	12 Months Ended
Mar. 31, 2021
Disclosure Of Entity's Operating Segments [Abstract]
Segment information	Segment informationThe Company has determined the operating segments based on the reports reviewed by the Executive Committee (ExCom) for the purposes of allocating resources and assessing performance of the Group.
ExCom consists of the chief executive officer, chief financial officer, senior vice president product TFSS, senior vice president product AVPS, chief technology officer, general counsel, chief operating officer global accounts, chief operating officer north & central Europe, chief operating officer south Europe, senior vice president operations and the senior vice president new market & public affairs.
Management considers the business from a product perspective; the performance of the Tax Free Shopping Technology Solutions (TFSS), and Added-Value Payment Solutions (AVPS) product groups are separately considered. A third business segment, eCommerce Return Solutions, has been established in conjunction with the acquisition of the ZigZag business in March 2021 (see Note 37). As the segment results to date are not material, they have not been presented separately.
The ExCom assesses the performance of the operating segments based on the measures of Revenue and Adjusted EBITDA at the segment level with the adjusted EBITDA assessed after non-allocated central costs.
The measures used by the ExCom to monitor the performance of the Group's operating segments do not include all costs in the IFRS consolidated income statement. Costs for central functions such as marketing, sales, technology, finance and HR, depreciation, amortization, impairment income / expense, and net finance costs are not allocated to segments. As a result, the ExCom monitors the development of EBITDA presented in the consolidated management accounts.
The segment information provided to the ExCom for the reportable segments is as follows:

For the financial year ended March 31, 2021
(EUR thousand)	Restated
	Notes	TFSS	AVPS	Central costs	Total
Revenue		30,826	13,870	—	44,696
Operating expenses (1)		(29,034)	(9,010)	(46,587)	(84,631)
Adjusted EBITDA		1,792	4,860	(46,587)	(39,935)
Depreciation and amortization (2)	9				(116,318)
Exceptional items	10				(285,145)
Operating Profit					(441,398)

For the financial year ended March 31, 2020
(EUR thousand)
	Notes	TFSS	AVPS	Central costs	Total
Revenue		359,557	60,843	—	420,400
Operating expenses (1)		(144,124)	(29,003)	(76,535)	(249,662)
Adjusted EBITDA		215,433	31,840	(76,535)	170,738
Depreciation and amortization (2)	9				(113,581)
Exceptional items	10				(15,958)
Operating Profit					41,199

For the financial year ended March 31, 2019
(EUR thousand)
	Notes	TFSS	AVPS	Central costs	Total
Revenue		349,251	63,705	—	412,956
Operating expenses (1)		(136,187)	(28,329)	(74,931)	(239,447)
Adjusted EBITDA		213,064	35,376	(74,931)	173,509
Depreciation and amortization (2)	9				(105,133)
Exceptional items	10				(9,853)
Operating Profit					58,523
(1)Operating expenses excluding Depreciation and Amortization and Exceptional items.
For the financial year ended March 31, 2021 the fixed costs amounted to EUR74.7 million (EUR158.5 million for the financial year ended March 31, 2020 and EUR156.7 million for the financial year ended March 31, 2019) and variable costs amounted to EUR10.3 million (EUR91.1 million for the financial year ended March 31, 2020 and EUR82.6 million for the financial year ended March 31, 2019). Fixed personnel costs amounted to EUR50.8 million (EUR102.4 million for the financial year ended March 31, 2020 and EUR96.1 million for the financial year ended March 31, 2019) and fixed non personnel costs amounted to EUR23.9 million (EUR56.1 million for the financial year ended March 31, 2020 and EUR60.6 million for the financial year ended March 31, 2019).
(2)Depreciation and amortization include amortization of intangible assets acquired through business combinations.

Revenue by geography and by segment
Revenue is mainly derived from commissions generated from TFSS and AVPS. A geographical breakdown of revenue by point of sale is provided below:

For the financial year ended March 31, 2021
(EUR thousand)
	TFSS	AVPS	Total
Europe	25,609	3,330	28,939
Asia Pacific	4,975	10,540	15,515
Rest of the world	242	—	242
Total	30,826	13,870	44,696

For the financial year ended March 31, 2020
(EUR thousand)
	TFSS	AVPS	Total
Europe	317,130	14,837	331,967
Asia Pacific	39,378	45,998	85,376
Rest of the world	3,049	8	3,057
Total	359,557	60,843	420,400

For the financial year ended March 31, 2019
(EUR thousand)
	TFSS	AVPS	Total
Europe	304,156	16,658	320,814
Asia Pacific	41,796	47,042	88,838
Rest of the world	3,299	5	3,304
Total	349,251	63,705	412,956
Revenue by top Country
A breakdown of revenue by point of sale per top country is provided below:

For the financial year ended March 31, 2021
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Australia	302	9,206	9,508	21%
France	6,128	367	6,495	15%
Italy	3,906	1,662	5,568	12%
Total	10,336	11,235	21,571	48%

For the financial year ended March 31, 2020
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Italy	54,693	6,505	61,198	15%
United Kingdom	51,618	1,916	53,534	13%
Germany	39,661	622	40,283	10%
Total	145,972	9,043	155,015	38%

For the financial year ended March 31, 2019
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Italy	53,244	5,212	58,456	14%
United Kingdom	46,720	2,507	49,227	12%
Germany	44,604	832	45,436	11%
Total	144,568	8,551	153,119	37%
There is no single external customer which accounts for more than 10% of Global Blue's revenue, for any of the years presented except for the financial year ended March 31, 2021 where Cuscal POS eCommerce Return Solutions accounts for 14% of Global Blue’s revenue. The contribution of revenue for Cuscal for the financial year ended March 31, 2021 compared to other external customers is unusually high due to business impact caused by COVID-19.
Non Current assets by Country
Although no measure of assets or liabilities by segment is reported to the ExCom; according to IFRS 8, the non-current assets by country are disclosed as follows:

As of March 31, 2021
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in associates and joint ventures	Other Long-Term Receivables	Total
Switzerland	600,719	1,792	3,915	1,964	608,390
Australia	11,087	2,082	—	227	13,396
Italy	1,094	8,859	—	288	10,241
Singapore	664	3,381	—	1,003	5,048
Rest of the world	11,815	21,790	(418)	9,034	42,221
Total	625,379	37,904	3,497	12,516	679,296

As of March 31, 2020
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in associates and joint ventures	Other Long-Term Receivables	Total
Switzerland	607,589	3,351	2,791	100	613,831
Australia	11,927	2,453	—	194	14,574
Japan	2,640	1,177	—	135	3,952
Italy	1,379	10,484	—	358	12,221
Rest of the world	7,467	33,890	104	14,383	55,844
Total	631,002	51,355	2,895	15,170	700,422

As of March 31, 2019
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in associates and joint ventures	Other Long-Term Receivables	Total
Switzerland	671,066	2,569	1,499	1	675,135
Australia	15,691	3,052	—	221	18,964
Japan	1,720	1,127	—	130	2,977
Italy	1,540	12,838	—	217	14,595
Rest of the world	5,605	36,627	945	12,134	55,311
Total	695,622	56,213	2,444	12,703	766,982